Debt and Trust Preferred Securities (Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt And Trust Preferred Securities [Abstract]
Number Of Trust Preferred Securites			4,500,000
Warrants Excercised			4,402,078
Price Per Warrant			$ 35.44
Trust Preferred Securities Fixed Annual Distribution Rate			5.75%
Warrant Conversion Value In Common Shares		1.2508	1.2508
Loss On Unamortized Issuance Costs	4,400,000
Unexercised Warrant Cash Redemption Value			14.56
Extinguishment of Debt, Amount			80,200,000
Early Repayment of Subordinated Debt					39,960,000
Gain on repurchase of long-term debt			65,565,000	0	38,875,000
Debt Instrument, Interest Rate, Stated Percentage			5.00%
Debt Instrument, Face Amount			400,000,000
Proceeds from Issuance of Senior Long-term Debt			394,400,000
Debt Issuance Costs Incurred And Capitalized			3,400,000
Early Repayment Of Junior Subordinated Debt			39,200,000
Gains Losses On Extinguishment Of Junior Subordinated Debentures					38,900,000
Line of Credit Facility [Line Items]
Syndicated Revolving Credit Facility Capacity			850,000,000
Syndicated Revolving Credit Facility Capacity Undrawn Outstanding			183,500,000
Debt, Weighted Average Interest Rate		6.38%	5.94%	6.38%
Remarketed on March 4 2011 [Member]
Debt And Trust Preferred Securities [Abstract]
Number Of Trust Preferred Securites			4,500,000
Aggregate Value Of Trust Preferred Securites			158,200,000
Trust Preferred Security Value			35.44
Price Per Warrant			35.44
Number Of Common Shares Issued			5,500,000
Trust Preferred Securities Fixed Annual Distribution Rate			2.375%
Unexercised Warrant Cash Redemption Value			$ 14.56
Issued December 18 2001 Original Maturity Date March 18 2051 [Member]
Debt And Trust Preferred Securities [Abstract]
Trust Preferred Securities Fixed Annual Distribution Rate			5.75%